Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
EAD	SEK 305,659	SEK 309,374
Risk exposure amount	83,831	74,937
Minimum capital requirements	6,707	5,995
Risk exposure amount adjustment according to Basel I floor	4,503	7,572
Minimum capital requirement adjustment according to Basel I floor	360	606
Total risk exposure amount including Basel I floor	88,334	82,509
Total minimum capital requirement including Basel I floor	7,067	6,601
Credit valuation adjustment risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	1,989	2,526
Minimum capital requirements	159	202
Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	1,326	999
Minimum capital requirements	106	81
Commodities risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	13	14
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	3,284	3,669
Minimum capital requirements	263	293
Standardized approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	1,316	168,785
Risk exposure amount	1,316	2,413
Minimum capital requirements	105	193
Standardized approach | Credit risk | Central governments
Disclosure of credit risk exposure [line items]
EAD		145,531
Risk exposure amount		963
Minimum capital requirements		77
Standardized approach | Credit risk | Regional governments
Disclosure of credit risk exposure [line items]
EAD		19,904
Standardized approach | Credit risk | Multilateral development banks
Disclosure of credit risk exposure [line items]
EAD		1,900
Standardized approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	1,316	1,450
Risk exposure amount	1,316	1,450
Minimum capital requirements	105	116
IRB approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	304,343	140,589
Risk exposure amount	75,903	65,316
Minimum capital requirements	6,073	5,225
IRB approach | Credit risk | Central governments
Disclosure of credit risk exposure [line items]
EAD	161,429
Risk exposure amount	9,331
Minimum capital requirements	747
IRB approach | Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	38,163	44,947
Risk exposure amount	12,688	14,089
Minimum capital requirements	1,015	1,127
IRB approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	104,630	95,519
Risk exposure amount	53,763	51,104
Minimum capital requirements	4,301	4,088
IRB approach | Credit risk | Non-credit-obligation assets
Disclosure of credit risk exposure [line items]
EAD	121	123
Risk exposure amount	121	123
Minimum capital requirements	10	10
IRB approach | Credit risk | Specialized lending
Disclosure of credit risk exposure [line items]
EAD	2,478	2,853
Risk exposure amount	1,643	1,942
Minimum capital requirements	131	155
IRB approach | Counterparty risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	4,131	4,515
Risk exposure amount	1,574	1,784
Minimum capital requirements	SEK 126	SEK 143